                                                                      [LOGO]

                                                                             / /
                                                                 AIM NEW PACIFIC
                                                                     GROWTH FUND
                                                              FORMERLY GT GLOBAL
                                                         NEW PACIFIC GROWTH FUND

                                                                             / /
                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 1998

                                                                     INVEST WITH
                                                                  DISCIPLINE-SM-

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Financial
Statements...........         F1

Views of the Fund's management
described in this report are as
of the date written. Portfolio
holdings and allocations are as
of June 30, 1998, unless
otherwise noted. These views,
portfolio holdings and
allocations may have changed
subsequently.

MESSAGE FROM THE CHAIRMAN

Dear Fellow Shareholder,

We are pleased to send you this semiannual report. In the time since you received your last report, there have been a few changes. Your Fund is now a part of The AIM Family of Funds-REGISTERED TRADEMARK- and has adopted the AIM name. Thanks to a vote of approval by GT Global shareholders, A I M Advisors, Inc., became the new investment advisor to GT Global Funds, effective May 29, 1998.

We believe you'll enjoy many advantages as a member of The AIM Family of Funds-REGISTERED TRADEMARK-. You'll have access to a greater variety of investment choices, and you'll benefit from AIM's commitment to excellence in shareholder service. Most of all, you'll be part of an expanded fund family that is one of the largest and most respected in the industry. A complete list of Funds included in the AIM family can be found inside the back cover of this report. If you would like more information on any of these Funds, we suggest you talk with your financial consultant to discuss their suitability for your investment objectives, risk tolerance, and asset allocation.

Though the Funds are wearing a new name, your investments will continue to seek their stated objectives and receive expert, professional management. In the report that follows, you'll find commentary from managers you know, with the depth of coverage you've come to expect.

Effective September 8, GT Global accounts will be fully integrated into the AIM Family of Funds-REGISTERED TRADEMARK-. For account information, service, and transactions, you will contact AIM's Client Services Department at 800-959-4246. Account information is also available on the AIM website at www.aimfunds.com or on our automated AIM Investor Line at 800-246-5463.

Thank you for your past support of GT Global Funds. AIM is looking forward to continuing a satisfying relationship with you and helping you reach your financial goals.

Sincerely,

/s/ Charles T. Bauer

Charles T. Bauer
Chairman
The AIM Family of Funds-REGISTERED TRADEMARK-

AIM New Pacific Growth Fund
Performance Summary

[Graphic]

Investment Objective

The Fund seeks long-term growth of capital by investing primarily in equity securities of issuers in the Asian Pacific Rim, excluding Japan.

Japan was eliminated from the Fund's Primary Investment Area on January 21,
1994.

EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHICS

       AIM New Pacific       MSCI Pacific ex-
     Growth Fund Class A       Japan Index

1/19/77     $9525              $10000
             9525               9993.98
             9629.77            9760.11
             9686.92            9957.87
             9629.77            10051.8
             9658.35            10220.3
             9944.1             10295.4
             9572.62            9879.44
             9782.17            9716.99
             10058.4            9601.97
             10363.2            9984.98
             10534.6            9896.9
             10706.1            10342.9
             10734.7            10055
             11087.1            9804.83
             12410.4            10532.7
             12246.5            11001
             12314              11465.2
             13895.5            12394.9
             15245.5            13113.8
             15775.8            14619.3
             16441.2            14340.4
             17048.7            14560.9
             15573.3            12368.6
             16190.5            12823.8
             15930.1            13735.2
             15428.7            13693.4
             15208              13921.6
             14194.2            13706.4
             13816.7            14198
             13762.7            13831.6
             13568.6            14578
             13913.7            15604.1
             13881.4            17215.9
             12425.3            16840.8
             11778.1            17261.2
             12641              19508.4
             12781.2            22324.1
             11993.9            22753.2
             11306.2            18862.1
             12087.5            20660.2
             13047.3            22880.1
             13940.2            25334.9
             13717              26369.1
             14386.6            27937
             15324.2            28479.7
             15993.8            32112.8
             15904.5            31374.2
             17143.4            31504.8
             18036.3            30842.1
             17645.7            29898.9
             18108.8            30525.5
             19026              31055.6
             19898.4            32411.3
             20838              32861.6
             19764.2            29608.7
             19294.4            27989.5
             17001.5            23882.6
             17650.2            23676.8
             18891.8            27090.6
             18902.9            26628.4
             18332.5            25057.8
             16766.6            22313.2
             15741.2            20936.7
             17334.9            23576.2
             17604.6            24166.9
             16207.1            21637.8
             15876.1            20322.4
             15103.7            19361.1
             14601.1            18867.2
             14441.7            18084.6
             15765.7            17834.1
             16967.1            19121.6
             16685.2            21059
             17114.3            21522.7
             17556.4            20935.5
             18089.9            22917.7
             18948.9            22679.7
             19443.4            22804.6
             20250.3            24147.5
             20601.7            24008.9
             20536.6            23116.1
             20653.8            23482.2
             21499.7            24606.5
             23282.7            25663.9
             24193.7            27046.8
             24362.9            26105.5
             25605              26257.6
             24939.9            26240.8
             21428.4            23046.4
             20683.5            22327.1
             19526.3            22034.2
             21787.5            23813.8
             21907.2            23799.5
             22559              23874.3
             22718.6            24328.7
             22585.6            23805.6
             23210.7            25585
             22359.5            24333
             22491.2            24633.6
             22603.1            25040.2
             22813.1            25917.2
             22379.2            25578.4
             22995              28220.8
             22925.1            27237
             23820.8            28074.6
             25122.4            29263
             25234.4            28210.3
             24688.5            27921.8
             25472.3            29489.1
             27109.8            28782.2
             30077.5            29706.8
             31897.9            32327.7
             32752              32654.7
             35552.5            31319
             40873.5            29529.1
             44458.2            31614.7
             43380              33556.6
             38283.1            38477.9
             39851.3            38624.4
             41951.7            41441.2
             41881.7            42639.4
             43576              48204.6
             46870.4            49784.1
8/31/87      48191.5            50979.2
             50912.6            54582.6
             50676              56844.8
             53673.2            62936.1
             54935.2            66816.3
             56078.8            69436
             42690.1            39198.2
             39767.8            40871.2
             44356.3            43180
             45151.7            42762.8
             46314.1            42584
             50168.5            47744.2
             52799.3            50069
             51942.8            53623.4
             52248.7            54572.4
             53686.5            56784.7
             51331              53723.5
             51208.6            52817.4
             52677              56302.3
             54053.5            56075.2
             54648.6            56379.2
             58369              62282.2
             59994.7            57472.7
             61933              58460.5
             64152.7            60417.6
             64684.2            57695
             63433.6            55342.6
             68811              60330
             71218.2            62951
             75845.2            64710.3
             73094.1            62538.2
             76783.1            62610.8
             80946.6            65389.9
             79662.7            64990
             78057.9            64167.3
             76774.1            63340.8
             73949.6            60079.1
             80946.6            65777.2
             82744              67864.5
             85953.6            71504.7
             77287.6            66051.5
             69777.1            60013.9
             74848.3            59274.9
             72216.4            58751.8
             72075.3            58754.6
             74393.7            62284.9
             80871.6            68233.7
             82644.5            69913.2
             83121.9            72274.7
             83871.9            72539.1
             82099              72261.7
             84349.3            76474.6
             80121.6            75522.8
             82780.9            76310.5
             84826.6            79168.6
             80394.3            78406.1
             81494.4            80266.3
             82071.3            82099.6
             81422.3            84698.3
             77672.1            84110.2
             79114.5            88101
             85533.1            94085
             82792.5            93142.9
             78249              90792.2
             75508.5            85619.1
             74643.1            84236.4
             76662.4            86875.7
             74715.2            85200.5
             75008.8            85896.7
             75081.5            86537.5
             78573.7            93195.4
             81629.3            94782
             88104.4            99640
             90796.3            103455
             88031.6            100316
             91378.3            103860
             95598              111708
             97198.5            113866
             100909             132280
             101127             128331
             120468             154978
             118342             150724
             113328             143388
             98744.5            128164
             100719             134114
             104289             138544
             99352.2            132406
             104441             139383
             112037             148749
             110822             144844
             111050             147178
             101555             135384
             96698.3            133297
             86948.5            121795
             91423.8            133171
             93581.6            134577
             94780.3            136361
             103012             145618
             101413             142866
             105889             148766
             102292             144832
             102932             146694
             100854             144116
             99735.1            145398
             103900             151118
             113565             161163
             111482             163613
             109482             165746
             110649             170317
             114065             168612
             111649             165478
             105816             157182
             110565             164258
             112982             168499
             115648             173125
             122397             182409
             124725             182807
             123204             180657
             125771             183264
             118831             174802
             110370             171263
             115029             181958
             117881             185980
             118831             185528
             102195             159827
             101529             165318
             74626              130287
             70823.4            126213
             69541.8            126585
             61278.3            118802
             70400.3            137125
             69327.2            135548
             64497.9            126116
             57951.5            112008
6/30/98      53340              105399

The chart above shows the performance of AIM New Pacific Growth Fund Class A shares since the Fund's inception, versus the MSCI Pacific ex-Japan Index. This represents a cumulative return of 433.40% and an average annual total return of 8.12% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 5.50% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $6,290 on June 30, 1998. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% at the beginning of the seventh year), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $5,201 on June 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS %(1)
JUNE 30, 1998

SHARE CLASS          WITHOUT SALES CHARGE(2)                        WITH SALES CHARGE
                     1-YEAR   5-YEAR   10-YEAR   LOF         1-YEAR   5-YEAR   10-YEAR   LOF
CLASS A(3)           -54.39   -9.39    0.29        8.41      -56.90   -10.41   -0.28      8.12
CLASS B(3)           -54.60   -10.00   N/A        -8.34      -56.61   -10.25    N/A      -8.46
ADVISOR CLASS(4)     -54.11    N/A     N/A       -19.13       N/A      N/A      N/A       N/A

HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)

             1988    1989    1990     1991    1992    1993    1994     1995   1996    1997
 CLASS A     23.20   48.12   -10.96   13.07   -7.96   60.61   -19.73   7.45   20.04   -44.24
 CLASS B     N/A     N/A      N/A     N/A      N/A    46.303  -20.30   6.54   19.28   -44.65

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 5.5% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3) The Fund began operations of Class A shares on January 19, 1977; Class B shares commenced on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more complete information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM


Q HOW DID THE FUND PERFORM?

A Asian companies continued to be ravaged by the economic turbulence that knocked the region off its feet in the last half of 1997 and kept it down through the first half of 1998. The extent of the turmoil is reflected in the Fund's performance for the reporting period. Total returns for the period December 31, 1997 to June 30, 1998 were -22.69% for A shares and -22.77% for Class B shares excluding sales charges.

Q WHAT WAS THE MARKET ENVIRONMENT LIKE IN ASIA DURING THE REPORTING PERIOD?

A The first half of 1998 was a time of crisis throughout Asia. Indonesia was particularly hard hit. Struggling with the difficulties of adhering to the International Monetary Fund (IMF) reform program, the country erupted with social unrest and violent rioting early in the second quarter. In response, long-time leader President Suharto stepped down. Japan, a crucial character in the Pacific's economic story, faced a serious downturn as well. A major weakening of the Japanese yen during the second quarter led to another round of currency devaluations across the region. Soon after the reporting period came to a close, Prime Minister Hashimoto resigned his post. He and his party faced severe criticism for failing to come to grips with Japan's economic problems. Markets in the Pacific region (excluding Japan) experienced very poor performance in the first half of 1998. Indonesia was the worst performer, down over 50%. Hong Kong was down 26.2%, Singapore down 33.8%, and Taiwan down 16.4%. Relative to the rest of the region, Australia was the best performer, up 1.7%.

Q WHAT WAS YOUR MANAGEMENT STRATEGY IN SUCH A VOLATILE ENVIRONMENT?

A We made several changes that placed the Fund in a more defensive position. As of June 30, 1998, the Fund had no exposure in Indonesia. We also have minimal exposure in Malaysia because we're skeptical about government policies there. The economy is headed toward a recession, the number of non-performing loans is rising, and the prime minister is very critical of the current tight monetary policy. That suggests there may be an easing of monetary policy in the near future, which we feel would be premature and have a negative impact on inflation and the Ringgit, the local currency.

We've reduced our exposure in Singapore, expecting further deterioration in the economy. We've cut back on our weighting in Singapore banks, in particular. In Taiwan, where the electronics sector fell heavily during the reporting period, we've tightened our focus by investing in selective high-quality electronics companies. In Hong Kong, we've altered our strategy by cutting back on property developers and certain mainland-China based companies in favor of utilities.

GEOGRAPHIC ALLOCATION OF NET ASSETS %
JUNE 30, 1998

AUSTRALIA              33.6
HONG KONG              37.0
INDIA                   1.4
MALAYSIA                1.9
NEW ZEALAND             1.4
PHILIPPINES             2.7
SINGAPORE               8.6
TAIWAN                  3.5
THAILAND                1.7
UNITED STATES & OTHER   8.2

Allocations will change based on current market conditions.

Q WHY HAS THE FUND CHANGED ITS INVESTMENT STRATEGY IN HONG KONG?

A We favored Hong Kong because of attractive valuations and currency stability. However, we are concerned about the effect of a slowdown in exports and domestic demand in China. Investors have become much more wary about the so-called "red-chip" stocks (Hong Kong-based units of mainland-Chinese firms). For instance, Beijing Enterprises Holdings Ltd, a multi-industry red-chip company, was one of the portfolio's disappointments during the reporting period. The stock underperformed as sentiment toward the entire universe of red-chips turned cautious.

CONTINUED P.4


(5) The MSCI Pacific ex-Japan Index is a market-value-weighted average of the performance of selected securities listed on five major Pacific Rim exchanges (Australia, Hong Kong, Malaysia, New Zealand, and Singapore). It includes the effect of reinvested dividends and is measured in U.S. dollars. Indices are unmanaged, not available for direct investment, and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM CONTINUED

While red-chips have provided good opportunities for the Fund in the past, in the short term they may suffer from concerns about currency devaluation in China. Therefore, we've shifted our emphasis in Hong Kong to more defensive investments such as utilities, which have greater earnings stability. For instance, during the reporting period Hong Kong Telecommunications Ltd. achieved double-digit earnings and had a high net-cash position. We also liked Hong Kong money center bank HSBC Holdings. Almost half of HSBC's profits are derived from outside of Asia, so it was relatively immune to the Asian turmoil. The company's strong capital base helps it withstand the current difficult operating environment.

Q WHAT KINDS OF OPPORTUNITIES DID YOU FIND IN AUSTRALIA?

A We believe Australia offers a relative safe haven, even though it is far from immune to problems in the rest of the Asia/Pacific region. First-quarter economic growth of 4.9% was stronger than expected, particularly after the fourth quarter of 1997's disappointing growth rate of 3.1%. However, weaker export growth and a depreciating Australian dollar indicate a possible slowdown for the second half of 1998. Australia's domestic consumption remains healthy though, which could help offset the Asian threat.

Our strategy has been to adopt a defensive stance, favoring banks and telecommunications because of their relatively sound management, predictable earnings, and attractive dividend yields. For example, Telstra Corp. Ltd., an Australian telephone network company, pulled in double-digit earnings growth over the reporting period. Another good holding was global communications giant News Corp. Ltd., which was able to achieve above average earnings growth because of U.S. dollar revenues.

Q WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A There is long-term growth potential in Asia, despite its struggles now. However, the region's rebound hinges on reform. Much depends on whether the Japanese and Chinese governments are able to stimulate their domestic economies. Should the Yen continue to weaken, other Asian currencies will feel the pressure, and if demand in Japan remains weak, the recovery of Asian exports will be hindered.

Systemic risk in the banking sector, caused by rising bankruptcies and non-performing loans, is another critical issue in the region. Inflation, which has risen primarily due to the impact of currency devaluations, also is a concern. However, we expect inflation to start tapering off during the spring of 1999. Interest rates may begin to drop then, as well, especially if the current amount of inventory surplus is sustained.

Over the long term, we expect to see slower but more sustainable growth in gross domestic product (GDP). With more open economies, we think Asia is likely to experience greater competitiveness and higher efficiency. We expect corporate governance to improve, with more attention paid to productivity and returns on equity.

After the crisis, Asia may have a firmer economic base and stronger banking systems. It's going to take a lot of work for Asia to reaccelerate growth, but for the aggressive investor with a more distant time horizon, AIM New Pacific Growth can provide exposure to this region's potential.

SECTOR ALLOCATION OF NET ASSETS %
JUNE 30, 1998

Services                   28.3
Finance                    23.4
Multi-Industry/Misc.       10.2
Consumer Durables           7.9
Materials/Basic Industry    7.8
Energy                      6.7
Capital Goods               3.5
Consumer Non-Durables       1.9
Technology                  1.6
Health Care                 0.5
Short Term & Other          8.2

A complete listing of holdings and allocations may be found in the Investment Portfolio section of this report.

AIM NEW PACIFIC GROWTH FUND

                                                                    % of
KEY PORTFOLIO HOLDINGS(6)                      Country           Net Assets
Hong Kong Telecommunications Ltd.              Hong Kong            5.0
Huchison Whampoa                               Hong Kong            4.9
News Corp., Ltd.                               Australia            4.4
National Australia Bank Ltd.                   Australia            4.1
CLP Holdings Ltd.                              Hong Kong            3.9
Australia & New Zealand Banking Group Ltd.     Australia            3.8
Cheung Kong (Holdings) Ltd.                    Hong Kong            3.7
HSBC Holdings PLC                              Hong Kong            3.6
Telstra Corp., Ltd.                            Australia            3.4
Development Bank of Singapore                  Singapore            3.2


(6) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

AIM NEW PACIFIC
GROWTH FUND
(FORMERLY
GT GLOBAL NEW
PACIFIC GROWTH FUND)

FINANCIAL
STATEMENTS

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Hong Kong Telecommunications Ltd. .........................   HK          3,300,200   $  6,197,859         5.0
    TELEPHONE NETWORKS
  News Corp., Ltd. Preferred ................................   AUSL          761,650      5,409,957         4.4
    BROADCASTING & PUBLISHING
  Telstra Corp., Ltd. - Installment Receipts ................   AUSL        1,627,300      4,182,927         3.4
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- .........................   HK          1,800,000      3,124,879         2.5
    WIRELESS COMMUNICATIONS
  Brambles Industries Ltd. ..................................   AUSL          149,050      2,932,692         2.4
    BUSINESS & PUBLIC SERVICES
  Singapore Press Holdings Ltd. .............................   SING          385,352      2,578,903         2.1
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ...........................................   AUSL          704,950      2,297,894         1.8
    RETAILERS-OTHER
  TABCORP Holdings Ltd. .....................................   AUSL          426,400      2,184,155         1.8
    LEISURE & TOURISM
  Philippine Long Distance Telephone Co. ....................   PHIL           85,290      1,952,422         1.6
    TELEPHONE - LONG DISTANCE
  Telecom Corporation of New Zealand Ltd. ...................   NZ            431,200      1,780,317         1.4
    TELEPHONE NETWORKS
  Telekom Malaysia Bhd. .....................................   MAL           700,000      1,182,005         1.0
    TELEPHONE NETWORKS
  Malaysia International Shipping Bhd. - Foreign ............   MAL           458,000        668,412         0.5
    TRANSPORTATION - SHIPPING
  Berjaya Sports Toto Bhd. ..................................   MAL           300,000        445,061         0.4
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          34,937,483
                                                                                        ------------
Finance (23.4%)
  National Australia Bank Ltd. ..............................   AUSL          386,050      5,105,467         4.1
    BANKS-REGIONAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          683,350      4,726,511         3.8
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK            183,021      4,476,603         3.6
    BANKS-MONEY CENTER
  Development Bank of Singapore - Foreign ...................   SING          728,000      4,031,270         3.2
    BANKS-MONEY CENTER
  Hang Seng Bank ............................................   HK            550,000      3,109,390         2.5
    BANKS-MONEY CENTER
  Overseas-Chinese Banking Corp., Ltd. - Foreign ............   SING          800,000      2,724,312         2.2
    BANKS-REGIONAL
  State Bank of India Ltd. - Reg. S GDR{c} {\/} .............   IND           146,070      1,723,626         1.4
    BANKS-REGIONAL
  AMP Ltd.-/- ...............................................   AUSL           91,800      1,077,251         0.9
    INSURANCE-LIFE
  Cathay Life Insurance Co., Ltd. ...........................   TWN           300,000        917,004         0.7
    INSURANCE-BROKER
  First Commercial Bank .....................................   TWN           350,000        646,997         0.5
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                       F1

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  China Development Corp.-/- ................................   TWN           270,000   $    624,873         0.5
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          29,163,304
                                                                                        ------------
Multi-Industry/Miscellaneous (10.2%)
  Hutchison Whampoa .........................................   HK          1,150,000      6,070,991         4.9
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            829,000      1,952,791         1.6
    MULTI-INDUSTRY
  Ocean-Land Group Ltd. .....................................   HK          9,358,000      1,811,810         1.5
    MULTI-INDUSTRY
  Beijing Enterprises Holdings Ltd.-/- ......................   HK          1,165,000      1,766,860         1.4
    MULTI-INDUSTRY
  Pacific Dunlop Ltd. .......................................   AUSL          616,200        998,561         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          12,601,013
                                                                                        ------------
Consumer Durables (7.9%)
  Cheung Kong (Holdings) Ltd. ...............................   HK            942,000      4,632,488         3.7
    HOUSING
  New World Development Co., Ltd. ...........................   HK          2,000,000      3,872,217         3.1
    HOUSING
  City Developments Ltd. ....................................   SING          500,000      1,397,690         1.1
    HOUSING
                                                                                        ------------
                                                                                           9,902,395
                                                                                        ------------
Materials/Basic Industry (7.8%)
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          434,300      3,680,737         3.0
    MISC. MATERIALS & COMMODITIES
  CSR Ltd. ..................................................   AUSL          899,300      2,601,973         2.1
    BUILDING MATERIALS & COMPONENTS
  Rio Tinto Ltd. ............................................   AUSL          212,100      2,528,449         2.0
    MISC. MATERIALS & COMMODITIES
  Capral Aluminum Ltd. ......................................   AUSL          634,500        894,272         0.7
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                           9,705,431
                                                                                        ------------
Energy (6.7%)
  CLP Holdings Ltd. .........................................   HK          1,059,000      4,825,131         3.9
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" ...................................   PHIL          500,000      1,325,301         1.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign-/- ...............................................   THAI          164,600      1,249,632         1.0
    OIL
  Electricity Generating Public Co., Ltd. - Foreign-/- ......   THAI          535,900        832,775         0.7
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           8,232,839
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (3.5%)
  New World Infrastructure Ltd.-/- ..........................   HK          2,000,000   $  2,297,515         1.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .......................   HK          1,000,000      1,890,933         1.5
    CONSTRUCTION
  Taiwan Semiconductor Manufacturing Co.-/- .................   TWN           125,000        258,362         0.2
    MACHINERY & ENGINEERING
                                                                                        ------------
                                                                                           4,446,810
                                                                                        ------------
Consumer Non-Durables (1.9%)
  Foster's Brewing Group Ltd. ...............................   AUSL        1,012,600      2,389,097         1.9
                                                                                        ------------
    BEVERAGES - ALCOHOLIC
Technology (1.6%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............   TWN           131,700      1,055,244         0.8
    COMPUTERS & PERIPHERALS
  Compeq Manufacturing Co., Ltd.-/- .........................   TWN           191,200      1,018,590         0.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           2,073,834
                                                                                        ------------
Health Care (0.5%)
  Cochlear Ltd. .............................................   AUSL          150,900        587,448         0.5
    HEALTH CARE SERVICES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $143,745,670) ................                            114,039,654        91.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an efffective yield of 5.70%,
   collateralized by $7,030,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $7,038,788,
   including accrued interest). (cost $6,898,000)  ..........                              6,898,000         5.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $150,643,670)  * ....................                            120,937,654        97.3
Other Assets and Liabilities ................................                              3,355,046         2.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $124,292,700       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $151,742,022 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,617,724
                 Unrealized depreciation:           (35,422,092)
                                                  -------------
                 Net unrealized depreciation:     $ (30,804,368)
                                                  -------------
                                                  -------------

    Abbreviations:
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F3

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................   33.6                  33.6
Hong Kong (HK/HKD) ...................   37.0                  37.0
India (IND/INR) ......................    1.4                   1.4
Malaysia (MAL/MYR) ...................    1.9                   1.9
New Zealand (NZ/NZD) .................    1.4                   1.4
Philippines (PHIL/PHP) ...............    2.7                   2.7
Singapore (SING/SGD) .................    8.6                   8.6
Taiwan (TWN/TWD) .....................    3.5                   3.5
Thailand (THAI/THB) ..................    1.7                   1.7
United States (US/USD) ...............               8.2        8.2
                                        ------       ---      -----
Total  ...............................   91.8        8.2      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $124,292,700.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                 JUNE 30, 1998

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACT TO SELL:                           DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  -------------
Australian Dollars......................    5,792,879     1.52036  07/14/98   $   343,835
                                          ------------                       -------------
  Total Contract to Sell (Receivable
   amount $6,136,714)...................    5,792,879                             343,835
                                          ------------                       -------------
THE VALUE OF CONTRACT TO SELL AS
 PERCENTAGE OF NET ASSETS IS 4.66%
  Total Open Forward Foreign Currency
   Contract.............................                                      $   343,835
                                                                             -------------
                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $150,643,670) (Note 1)..........................  $120,937,654
  U.S. currency..................................................................  $     189
  Foreign currencies (cost $8,517,849)...........................................  8,259,284    8,259,473
                                                                                   ---------
  Receivable for securities sold............................................................    7,665,166
  Dividends receivable......................................................................      596,708
  Receivable for open forward foreign currency contracts....................................      343,835
  Receivable from A I M Advisors, Inc.......................................................      337,887
  Receivable for Fund shares sold...........................................................      145,782
  Interest receivable.......................................................................        1,092
                                                                                              -----------
    Total assets............................................................................  138,287,597
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    9,408,146
  Payable for securities purchased..........................................................    3,757,964
  Payable for investment management and administration fees (Note 2)........................      366,742
  Payable for transfer agent fees (Note 2)..................................................      163,275
  Payable for custodian fees................................................................       76,620
  Payable for printing and postage expenses.................................................       68,011
  Payable for service and distribution expenses (Note 2)....................................       58,543
  Payable for professional fees.............................................................       38,892
  Payable for registration and filing fees..................................................       18,624
  Payable for fund accounting fees (Note 2).................................................        2,078
  Payable for Trustees' fees and expenses (Note 2)..........................................        1,694
  Other accrued expenses....................................................................       34,308
                                                                                              -----------
    Total liabilities.......................................................................   13,994,897
                                                                                              -----------
Net assets..................................................................................  $124,292,700
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($86,769,083 DIVIDED BY 17,308,641 shares
 outstanding)...............................................................................  $      5.01
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/94.5 of $5.01) *......................................  $      5.30
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($36,779,247 DIVIDED BY 7,593,164 shares
 outstanding)...............................................................................  $      4.84
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($744,370 DIVIDED
 BY 148,367 shares outstanding).............................................................  $      5.02
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $218,876,228
  Undistributed net investment income.......................................................      903,288
  Accumulated net realized loss on investments and foreign currency transactions............  (65,853,447)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................       72,647
  Net unrealized depreciation of investments................................................  (29,706,016)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $124,292,700
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $89,177) (Note 1)......................  $ 2,353,281
  Interest income...........................................................................      316,124
  Securities lending income.................................................................      144,671
                                                                                              -----------
    Total investment income.................................................................    2,814,076
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................      848,177
  Transfer agent fees (Note 2)..............................................................      588,000
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $  216,644
    Class B.....................................................................     241,418      458,062
                                                                                  ----------
  Custodian fees............................................................................      113,500
  Registration and filing fees..............................................................       72,400
  Printing and postage expenses.............................................................       52,075
  Legal fees................................................................................       39,760
  Audit fees................................................................................       25,929
  Fund accounting fees (Note 2).............................................................       22,357
  Trustees' fees and expenses (Note 2)......................................................        6,516
  Other expenses (Note 1)...................................................................       82,578
                                                                                              -----------
    Total expenses before reductions........................................................    2,309,354
                                                                                              -----------
      Expenses reimbursed by A I M Advisors, Inc. (Note 2)..................................     (337,887)
      Expense reductions (Note 5)...........................................................      (60,679)
                                                                                              -----------
    Total net expenses......................................................................    1,910,788
                                                                                              -----------
Net investment income.......................................................................      903,288
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments..............................................  (19,697,597)
  Net realized gain on foreign currency transactions............................   2,092,223
                                                                                  ----------
    Net realized loss during the period.....................................................  (17,605,374)
  Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies........................................................  (1,217,598)
  Net change in unrealized depreciation of investments..........................  (10,343,511)
                                                                                  ----------
    Net unrealized depreciation during the period...........................................  (11,561,109)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (29,166,483)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(28,263,195)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                              JUNE 30, 1998   DECEMBER 31,
                                                                               (UNAUDITED)        1997
                                                                              -------------  --------------
Decrease in net assets
Operations:
  Net investment income.....................................................   $   903,288   $      864,307
  Net realized loss on investments and foreign currency transactions........   (17,605,374)     (48,653,550)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................    (1,217,598)       1,286,651
  Net change in unrealized depreciation of investments......................   (10,343,511)    (113,591,619)
                                                                              -------------  --------------
    Net decrease in net assets resulting from operations....................   (28,263,195)    (160,094,211)
                                                                              -------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --         (427,042)
  From net realized gain on investments.....................................            --      (15,152,919)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --               --
  From net realized gain on investments.....................................            --       (6,636,532)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --          (13,447)
  From net realized gain on investments.....................................            --         (179,887)
                                                                              -------------  --------------
    Total distributions.....................................................            --      (22,409,827)
                                                                              -------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   768,827,723    1,697,761,633
  Decrease from capital shares repurchased..................................  (809,387,115)  (1,836,766,167)
                                                                              -------------  --------------
    Net decrease from capital share transactions............................   (40,559,392)    (139,004,534)
                                                                              -------------  --------------
Total decrease in net assets................................................   (68,822,587)    (321,508,572)
Net assets:
  Beginning of period.......................................................   193,115,287      514,623,859
                                                                              -------------  --------------
  End of period  *..........................................................   $124,292,700  $  193,115,287
                                                                              -------------  --------------
                                                                              -------------  --------------
 * Includes undistributed net investment income of..........................   $   903,288   $           --
                                                                              -------------  --------------
                                                                              -------------  --------------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994        1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.48    $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.03*        0.05        0.02        0.11        0.02       (0.03)
  Net realized and unrealized gain
   (loss) on investments................        (1.50)       (5.84)       2.44        0.79       (3.15)       6.23
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............        (1.47)       (5.79)       2.46        0.90       (3.13)       6.20
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.03)         --       (0.10)      (0.01)         --
  From net realized gain on
   investments..........................           --        (0.82)      (1.81)      (0.43)      (0.55)      (0.65)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.07)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (0.85)      (1.81)      (0.53)      (0.63)      (0.65)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    5.01    $    6.48   $   13.12   $   12.47   $   12.10   $   15.86
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       (22.69)%(b)    (44.24)%     20.04%      7.45%    (19.73)%     60.61%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  86,769    $ 135,807   $ 361,244   $ 383,722   $ 404,680   $ 498,898
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.21%(a)      0.41%      0.17%       0.91%       0.11%       (0.3)%
  Without expense reductions and/or
   reimbursement........................         0.75%(a)      0.14%      0.04%       0.86%        N/A         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.92%(a)      1.66%      1.86%       1.89%       1.81%        1.9%
  Without expense reductions and/or
   reimbursement........................         2.38%(a)      1.93%      1.99%       1.94%        N/A         N/A
Ratio of interest expense to average net
 assets++++.............................         0.09%(a)       N/A        N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............           92%(a)        80%        93%         63%         87%        117%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)      1994         1993
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.28    $   12.80   $   12.29   $   11.96   $   15.79     $   11.27
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*       (0.03)      (0.06)       0.03       (0.06)        (0.10)
  Net realized and unrealized gain
   (loss) on investments................        (1.46)       (5.67)       2.38        0.75       (3.15)         5.27
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............        (1.44)       (5.70)       2.32        0.78       (3.21)         5.17
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.02)         --            --
  From net realized gain on
   investments..........................           --        (0.82)      (1.81)      (0.43)      (0.55)        (0.65)
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.07)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (0.82)      (1.81)      (0.45)      (0.62)        (0.65)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    4.84    $    6.28   $   12.80   $   12.29   $   11.96     $   15.79
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       (22.77)%(b)    (44.65)%     19.28%      6.54%    (20.30)%       46.30%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  36,779    $  55,820   $ 151,805   $ 130,887   $ 120,171     $  72,122
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         0.56%(a)     (0.24)%     (0.48)%      0.26%     (0.54)%        (0.9)%(a)
  Without expense reductions and/or
   reimbursement........................         0.10%(a)     (0.51)%     (0.61)%      0.21%       N/A           N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         2.57%(a)      2.31%      2.51%       2.54%       2.46%          2.5%(a)
  Without expense reductions and/or
   reimbursement........................         3.03%(a)      2.58%      2.64%       2.59%        N/A           N/A
Ratio of interest expense to average net
 assets++++.............................         0.09%(a)       N/A        N/A         N/A         N/A           N/A
Portfolio turnover rate++++.............           92%(a)        80%        93%         63%         87%          117%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          ------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,  JUNE 1, 1995
                                             JUNE 30,                                   TO
                                               1998       -----------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)     1995 (D)
                                          --------------  -----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    6.45      $   13.16   $   12.45     $   12.89
                                          --------------  -----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.04*          0.08        0.07          0.09
  Net realized and unrealized gain
   (loss) on investments................        (1.47)         (5.89)       2.45          0.05
                                          --------------  -----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............        (1.43)         (5.81)       2.52          0.14
                                          --------------  -----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --          (0.08)         --         (0.15)
  From net realized gain on
   investments..........................           --          (0.82)      (1.81)        (0.43)
  In excess of net realized gain on
   investments..........................           --             --          --            --
                                          --------------  -----------  ----------  -------------
    Total distributions.................           --          (0.90)      (1.81)        (0.58)
                                          --------------  -----------  ----------  -------------
Net asset value, end of period..........    $    5.02      $    6.45   $   13.16     $   12.45
                                          --------------  -----------  ----------  -------------
                                          --------------  -----------  ----------  -------------

Total investment return (c).............       (22.17)%)(b)     (44.26)%     20.56%        1.07%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     744      $   1,488   $   1,575     $     935
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.56 %(a)       0.76%      0.52%         1.26%(a)
  Without expense reductions and/or
   reimbursement........................         1.10 %(a)       0.49%      0.39%         1.21%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and/or
   reimbursement (Notes 2 & 5)..........         1.57 %(a)       1.31%      1.51%         1.54%(a)
  Without expense reductions and/or
   reimbursement........................         2.03 %(a)       1.58%      1.64%         1.59%(a)
Ratio of interest expense to average net
 assets++++.............................         0.09 %(a)        N/A        N/A           N/A
Portfolio turnover rate++++.............           92 %(a)         80%        93%           63%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement of Fund operating expenses per share of $0.01. N/A Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM New Pacific Growth Fund (the "Fund" formerly, GT Global New Pacific Growth
Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                                      F11

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $26,982,549 were on loan to brokers. The loans were secured by cash collateral of $28,586,659, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to

                                      F12

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $144,671.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $3,081,427 which expires in 2005.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $6,571,267 with a weighted average interest rate of 6.33%. Interest expense for the period ended June 30, 1998, was $69,364, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors retained $3,202 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon

                                      F13

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

redemption, in accordance with the Fund's current prospectus. AIM Distributors and GT Global collected such CDSCs in the amount of $10,090 and $2,399, respectively for the period ended June 30, 1998. AIM Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $13,651 and $124,324, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Funds. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $73,078,048 and $101,866,381, respectively. There were no purchases or sales of U.S. government obligations during the period.

                                      F14

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 1998                         YEAR ENDED
                                                                       (UNAUDITED)                       DECEMBER 31, 1997
                                                              ------------------------------     ---------------------------------
CLASS A                                                          SHARES           AMOUNT            SHARES             AMOUNT
------------------------------------------------------------  ------------     -------------     -------------     ---------------
Shares sold.................................................   112,119,757     $ 661,452,247       110,903,994     $ 1,213,154,082
Shares issued in connection with reinvestment of
  distributions.............................................            --                --         2,058,341          13,577,615
                                                              ------------     -------------     -------------     ---------------
                                                               112,119,757       661,452,247       112,962,335       1,226,731,697
Shares repurchased..........................................  (115,779,632)     (692,548,182)     (119,529,679)     (1,324,924,362)
                                                              ------------     -------------     -------------     ---------------
Net decrease................................................    (3,659,875)    $ (31,095,935)       (6,567,344)    $   (98,192,665)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------

CLASS B
------------------------------------------------------------
Shares sold.................................................    14,719,157     $  83,694,422        37,888,593     $   423,842,967
Shares issued in connection with reinvestment of
  distributions.............................................            --                --           856,732           5,478,474
                                                              ------------     -------------     -------------     ---------------
                                                                14,719,157        83,694,422        38,745,325         429,321,441
Shares repurchased..........................................   (16,021,430)      (92,123,012)      (41,705,872)       (470,119,000)
                                                              ------------     -------------     -------------     ---------------
Net decrease................................................    (1,302,273)    $  (8,428,590)       (2,960,547)    $   (40,797,559)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------
ADVISOR CLASS
------------------------------------------------------------
Shares sold.................................................     4,413,141     $  23,681,054         4,493,439     $    41,526,678
Shares issued in connection with reinvestment of
  distributions.............................................            --                --            25,872             181,817
                                                              ------------     -------------     -------------     ---------------
                                                                 4,413,141        23,681,054         4,519,311          41,708,495
Shares repurchased..........................................    (4,495,633)      (24,715,921)       (4,408,085)        (41,722,805)
                                                              ------------     -------------     -------------     ---------------
Net increase (decrease).....................................       (82,492)    $  (1,034,867)          111,226     $       (14,310)
                                                              ------------     -------------     -------------     ---------------
                                                              ------------     -------------     -------------     ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $60,679 under these arrangements.

                                      F15

                          AIM NEW PACIFIC GROWTH FUND
                  (FORMERLY GT GLOBAL NEW PACIFIC GROWTH FUND)

                                     NOTES

--------------------------------------------------------------------------------

THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


GROWTH FUNDS
AIM Aggressive Growth Fund(1)
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Constellation Fund
AIM Mid Cap Growth Fund(2)
AIM Select Growth Fund(3)
AIM Small Cap Equity Fund(2)
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Weingarten Fund

GROWTH & INCOME FUNDS
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund
AIM Advisor Real Estate Fund
AIM America Value Fund(2)
AIM Balanced Fund
AIM Charter Fund

INCOME FUNDS
AIM Floating Rate Fund(2)
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of  Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Dollar Fund(2)
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

INTERNATIONAL GROWTH FUNDS
AIM Advisor International Value Fund
AIM Asian Growth Fund
AIM Developing Markets Fund(2)
AIM Emerging Markets Fund(2)
AIM Europe Growth Fund(2)
AIM European Development Fund
AIM International Equity Fund
AIM International Growth Fund(2)
AIM Japan Growth Fund(2)
AIM Latin American Growth Fund(2)
AIM New Pacific Growth Fund(2)

GLOBAL GROWTH FUNDS
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Worldwide Growth Fund(2)

GLOBAL GROWTH & INCOME FUNDS
AIM Global Growth & Income Fund(2)
AIM Global Utilities Fund

GLOBAL INCOME FUNDS
AIM Global Government Income Fund(2)
AIM Global High Income Fund(2)
AIM Global Income Fund
AIM Strategic Income Fund(2)

THEME FUNDS
AIM Global Consumer Products and Services Fund(2)
AIM Global Financial Services Fund(2)
AIM Global Health Care Fund(2)
AIM Global Infrastructure Fund(2)
AIM Global Resources Fund(2)
AIM Global Telecommunications Fund(2)
AIM New Dimension Fund(2)



(1) AIM Aggressive Growth Fund closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund, including sales charges and expenses, obtain the appropriate prospectus(es) from your financial consultant. Please read the prospectus(es) carefully before you invest or send money.


[LOGO] www.aimfunds.com   A I M Distributors, Inc.   Invest with Discipline-SM-